Filed Pursuant to Rule
497(e) under the
Securities Act of 1933
Registration No. 2-42379


                STRATTON MONTHLY DIVIDEND SHARES, INC.


Supplement dated November 29, 1996 to the Prospectus &
Statement of Additional Information dated June 1, 1996


Pursuant to a vote of a majority of the Fund's outstanding shares, the Fund's industry concentration policy found on page 5 of the Prospectus has been changed to:

     "The Fund will invest at least 25% of its assets in securities of real estate investment trusts and of public utility companies engaged in the production, transmission or distribution of electric, energy, gas, water or telephone services."





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               FPS SERVICES, INC.
               3200 Horizon Drive
               P.O. Box 61503
               King of Prussia, PA 19406-0903


December 4, 1996


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re:  Stratton Monthly Dividend Shares, Inc. (the "Registrant")
     1940 Act File No.: 811-2240
     1933 Act File No.: 2-42379


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated June 1, 1996, as supplemented November 29, 1996.

The purpose of this filing is to inform shareholders of the Registrant's new industry concentration policy.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4753.
Thank you for your continued courtesy and cooperation.

Sincerely,

/s/ William J. Baltrus

William J. Baltrus
Manager, Corporate Compliance